Offsets	Feb. 11, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	C K Group Ltd
Form or Filing Type	F-1
File Number	333-287713
Initial Filing Date	Jun. 02, 2025
Fee Offset Claimed	$ 1,320.49
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A ordinary shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 8,625,000.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant is partially offsetting the registration fee of $4,060.48 due under this registration statement by $2,960.95, which represents the registration fee previously paid with respect to $19,340,000 of unsold securities (the “Unsold Offset Securities”) previously registered on Form F-1 (File No. 333-287713), as amended (“Prior Registration Statement”). Accordingly, a registration fee of $1,099.53 is due to be paid at this time. The registrant has withdrawn the Prior Registration Statement and is relying on Rule 457(p) to apply the previously paid filing fees as an offset against the filing fee due under this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	C K Group Ltd
Form or Filing Type	F-1
File Number	333-287713
Initial Filing Date	Jun. 02, 2025
Fee Offset Claimed	$ 1,640.46
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A ordinary shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 19,340,000.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant is partially offsetting the registration fee of $4,060.48 due under this registration statement by $2,960.95, which represents the registration fee previously paid with respect to $19,340,000 of unsold securities (the “Unsold Offset Securities”) previously registered on Form F-1 (File No. 333-287713), as amended (“Prior Registration Statement”). Accordingly, a registration fee of $1,099.53 is due to be paid at this time. The registrant has withdrawn the Prior Registration Statement and is relying on Rule 457(p) to apply the previously paid filing fees as an offset against the filing fee due under this registration statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	C K Group Ltd
Form or Filing Type	F-1
File Number	333-287713
Filing Date	Jun. 02, 2025
Fee Paid with Fee Offset Source	$ 1,320.49
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	C K Group Ltd
Form or Filing Type	F-1
File Number	333-287713
Filing Date	Aug. 25, 2025
Fee Paid with Fee Offset Source	$ 1,640.46